Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	Nov. 27, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2020